Taxation - Unrecognized tax losses (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	SFr 141,970,938	SFr 115,418,176
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	1,754,398	1,859,601
Between 1 and 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	31,089,191	9,928,391
Between 3 and 7 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	108,055,089	102,542,641
More than 7 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	1,072,260	1,087,543
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	140,900,000	114,300,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	SFr 1,100,000	SFr 1,100,000